Fair Value Measurements - Reconciliation for Investments Measured At Fair Value on Recurring Basis Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning fair value	$ 353,668	$ 321,973
Purchases	67,217	87,805
Sales	(1,289)	(10,515)
Total realized and unrealized losses	(51,551)	984
Transfer into Level 3 from Level 2		26,176
Transfer out of Level 3 into Level 2	(83,740)	(72,755)
Ending fair value	284,305	353,668
Corporate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning fair value	0	37,386
Purchases		184
Sales		(3,520)
Total realized and unrealized losses		90
Transfer into Level 3 from Level 2		3,535
Transfer out of Level 3 into Level 2		(37,675)
Ending fair value		0
Residential mortgage-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning fair value	0	0
Purchases		0
Sales		0
Total realized and unrealized losses		(1)
Transfer into Level 3 from Level 2		102
Transfer out of Level 3 into Level 2		(101)
Ending fair value		0
Commercial mortgage-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning fair value	0	7,389
Purchases		0
Sales		(784)
Total realized and unrealized losses		64
Transfer into Level 3 from Level 2		1,515
Transfer out of Level 3 into Level 2		(8,184)
Ending fair value		0
Asset-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning fair value	0	9,121
Purchases		0
Sales		(3,605)
Total realized and unrealized losses		255
Transfer into Level 3 from Level 2		21,024
Transfer out of Level 3 into Level 2		(26,795)
Ending fair value		0
Privately-held Equities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning fair value	265,799	228,710
Purchases	20,125	30,713
Sales	0	(2,016)
Total realized and unrealized losses	(11,183)	8,392
Transfer into Level 3 from Level 2		0
Transfer out of Level 3 into Level 2	0	0
Ending fair value	274,741	265,799
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning fair value	87,869	39,367
Purchases	47,092	56,908
Sales	(1,289)	(590)
Total realized and unrealized losses	(40,368)	(7,816)
Transfer into Level 3 from Level 2		0
Transfer out of Level 3 into Level 2	(83,740)	0
Ending fair value	$ 9,564	$ 87,869